Expense Example {- Freedom 2035 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2035 Portfolio	Apr. 30, 2022 USD ($)
VIP Freedom 2035 Portfolio-Initial VIP
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	774
VIP Freedom 2035 Portfolio-Service VIP
Expense Example:
1 year	74
3 years	230
5 years	401
10 years	894
VIP Freedom 2035 Portfolio-Service 2 VIP
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	$ 1,073